Valuation and Qualifying Accounts (Details) (Allowance For Mortgage Loan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Mortgage Loan [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, beginning Balance	$ 60	$ 96	$ 77
Charged to costs and expenses	1	25	66
Charged to other accounts
Deductions	17	61	47
Valuation Allowances and Reserves, Ending Balance	$ 44	$ 60	$ 96